Cover	Feb. 04, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39119
Entity Registrant Name	Leafly Holdings, Inc. /DE
Entity Central Index Key	0001785592
Entity Tax Identification Number	45-3834135
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 S. Jackson St.
Entity Address, Address Line Two	Suite 531
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-2216
City Area Code	1-206
Local Phone Number	455-9504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value
Title of 12(b) Security	Common stock, par value
Trading Symbol	LFLY
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	LFLYW
Security Exchange Name	NASDAQ